ADDITIONAL INFORMATION-FINANCIAL STATEMENTS SCHEDULE 1	12 Months Ended
Dec. 31, 2011
ADDITIONAL INFORMATION-FINANCIAL STATEMENTS SCHEDULE 1

Additional information-financial statements schedule 1

china sunergy co., ltd.

Financial information for parent company

BALANCE SHEET

(In U.S. dollars, except for share data)

	December 31,
	2010	2011
	$	$

ASSETS
Current assets:
Cash	3,011,939	2,013,683
Restricted cash	11,250,000	-
Amount due from subsidiaries	95,636,800	96,937,218
Dividend receivable	15,827,573	-
Other receivables	308,378	107,620
Total current assets	126,034,690	99,058,521

Investments in subsidiaries	144,326,977	67,610,830
Restricted cash-collateral account	18,521,580	1,654,240
Convertible senior notes issuance cost	2,610,744	980,684
Total assets	291,493,991	169,304,275

Liabilities and equity:

Liabilities:

Other liabilities	2,163,592	1,063,621
Total current liabilities	2,163,592	1,063,621

Collateral account payable	18,521,580	1,654,240
Convertible senior notes payable	44,000,000	27,500,000
Total liabilities	64,685,172	30,217,861

Equity:
Ordinary shares (par value $0.0001; 463,247,600 shares authorized, 267,287,253 shares issued and outstanding as of December 31, 2010 and 2011)	26,729	26,729
Additional paid-in capital	185,475,047	185,366,825
Retained earnings (accumulated deficit)	13,286,290	(81,006,405)
Accumulated other comprehensive income	28,020,753	34,699,265
Total equity	226,808,819	139,086,414
TOTAL LIABILITIES AND EQUITY	291,493,991	169,304,275

china sunergy co., ltd.

Statement of operations

(In U.S. dollars)

	Year ended December 31,
	2009	2010	2011
	$	$	$

General and administrative expenses	(3,808,452)	(1,773,573)	(706,531)
Total operating expenses	(3,808,452)	(1,773,573)	(706,531)
Loss from operations	(3,808,452)	(1,773,573)	(706,531)
Interest expense	(3,577,417)	(3,090,395)	(3,794,996)
Interest income	2,307,727	815,331	755,895
Equity in gains (losses) of subsidiaries	(7,529,646)	55,539,477	(99,222,232)
Other income, net	2,338,441	243,415	8,675,169
Net income (loss)	(10,269,347)	51,734,255	(94,292,695)
Net income (loss) attributable to Company ordinary shareholders	(10,269,347)	51,734,255	(94,292,695)

china sunergy co., ltd.

Statement of cash flows

(In U.S. dollars)

	Year ended December 31,
	2009	2010	2011
	$	$	$

Operating activities:
Net income (loss) attributable to China Sunergy Co., Ltd.	(10,269,347)	51,734,255	(94,292,695)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Equity in gains/losses of subsidiaries	7,529,646	(55,539,477)	99,222,232
Share-based compensation	1,327,033	543,510	(108,222)
Gain on repurchase of convertible senior notes	(2,155,000)	-	(7,440,000)
Amortization of convertible senior notes	1,393,248	1,000,395	1,630,060
Others	494,346	-	(223,637)

Changes in operating assets and liabilities:
Other receivables	36,484	(186,318)	200,758
Other liabilities	(1,168,212)	(367,258)	(876,334)
Amounts due from subsidiaries	-	3,704,375	(1,300,418)
Net cash provided by (used in) operating activities	(2,811,802)	889,482	(3,188,256)

Investing activity:
Amounts due from subsidiaries	(729,442)	-	-
Decrease in restricted cash	-	-	11,250,000
Net cash provided by (used in) investing activity	(729,442)	-	11,250,000

Financing activities:
Amounts due to subsidiaries	253,263	-	-
Cancellation of restricted shares	(479)	-	-
Payment of convertible senior notes repurchase	(1,845,000)	-	(9,060,000)
Net cash used in financial activities	(1,592,216)	-	(9,060,000)
Net increase in cash and cash equivalents	(5,133,460)	889,482	(998,256)
Cash and cash equivalents at the beginning of the year	7,255,917	2,122,457	3,011,939
Cash and cash equivalents at the end of the year	2,122,457	3,011,939	2,013,683

Supplemental disclosure of non-cash investing activities:
Restricted cash collateral received in connection with share-lending arrangement	2,968,770	(1,949,640)	(16,867,340)

Notes to Schedule 1

1) Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

2) The condensed financial information of China Sunergy Co., Ltd. has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries.